Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA Mutual Funds Trust
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016
Supplement [Text Block]	usaa_SupplementTextBlock

USAA SHORT-TERM BOND FUND
Fund Shares, Institutional Shares, Adviser Shares, R6 Shares
SUPPLEMENT DATED OCTOBER 20, 2017
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2016
AS SUPPLEMENTED OCTOBER 2, 2017

This Supplement updates certain information contained in the above-dated prospectus for the USAA Short-Term Bond Fund (the Fund).

The supplement dated October 2, 2017, is deleted in its entirety and replaced with the following information:

The Board of Trustees approved on September 22, 2017, an amendment to the Investment Advisory Agreement to reduce the base advisory fee to take place effective October 1, 2017. Therefore, the following changes have been implemented to the Fund's prospectus.

The Annual Fund Operating Expenses table found on page 1 is deleted in its entirely and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund Shares	Inst. Shares	Adviser Shares	R6 Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.25%	0.25%	0.20%	0.21%
Distribution and/or Service (12b-1) Fees	None	None	0.25%	None
Other Expenses	0.34%	0.24%	0.33%	0.77%
Total Annual Operating Expenses	0.59% (a)	0.49% (a)	0.78% (a)	0.98% (a)
Reimbursement from Adviser	N/A	N/A	N/A	(0.59%)(b)
Total Annual Operating Expenses after Reimbursement	0.59%	0.49%	0.78%	0.39%

(a) The expense information in the table has been restated to reflect current fees.

(b) The Investment Adviser has agreed, through November 30, 2017, to make payments or waive management, administration, and other fees to limit the expenses of the R6 Shares so that the total annual operating expenses (excluding commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.39% of the R6 Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after November 30, 2017.

The Expense Example table found on page 2 is deleted in its entirely and hereby replaced with the following :

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$60	$189	$329	$738
Inst. Shares	$50	$157	$274	$616
Adviser Shares	$80	$249	$433	$966
R6 Shares	$40	$253	$484	$1,148

The second paragraph under the "Fund Management" section found on page 21 has been deleted in its entirety and hereby replaced with the following:

For our services, the Fund pays us an investment management fee, which is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of two-tenths of one percent (0.20%) of the Fund's average daily net assets. Prior to October 1, 2017, the base investment management fee was equal to an annualized rate of twenty-four one hundredths of one percent (0.24%) of the Fund's average daily net assets.

98804-R1017

Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

USAA SHORT-TERM BOND FUND
Fund Shares, Institutional Shares, Adviser Shares, R6 Shares
SUPPLEMENT DATED OCTOBER 20, 2017
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2016
AS SUPPLEMENTED OCTOBER 2, 2017

This Supplement updates certain information contained in the above-dated prospectus for the USAA Short-Term Bond Fund (the Fund).

The supplement dated October 2, 2017, is deleted in its entirety and replaced with the following information:

The Board of Trustees approved on September 22, 2017, an amendment to the Investment Advisory Agreement to reduce the base advisory fee to take place effective October 1, 2017. Therefore, the following changes have been implemented to the Fund's prospectus.

The Annual Fund Operating Expenses table found on page 1 is deleted in its entirely and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund Shares	Inst. Shares	Adviser Shares	R6 Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.25%	0.25%	0.20%	0.21%
Distribution and/or Service (12b-1) Fees	None	None	0.25%	None
Other Expenses	0.34%	0.24%	0.33%	0.77%
Total Annual Operating Expenses	0.59% (a)	0.49% (a)	0.78% (a)	0.98% (a)
Reimbursement from Adviser	N/A	N/A	N/A	(0.59%)(b)
Total Annual Operating Expenses after Reimbursement	0.59%	0.49%	0.78%	0.39%

(a) The expense information in the table has been restated to reflect current fees.

(b) The Investment Adviser has agreed, through November 30, 2017, to make payments or waive management, administration, and other fees to limit the expenses of the R6 Shares so that the total annual operating expenses (excluding commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.39% of the R6 Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after November 30, 2017.

The Expense Example table found on page 2 is deleted in its entirely and hereby replaced with the following :

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$60	$189	$329	$738
Inst. Shares	$50	$157	$274	$616
Adviser Shares	$80	$249	$433	$966
R6 Shares	$40	$253	$484	$1,148

The second paragraph under the "Fund Management" section found on page 21 has been deleted in its entirety and hereby replaced with the following:

For our services, the Fund pays us an investment management fee, which is comprised of a base investment management fee and a performance adjustment. The base investment management fee, which is accrued daily and paid monthly, is equal to an annualized rate of two-tenths of one percent (0.20%) of the Fund's average daily net assets. Prior to October 1, 2017, the base investment management fee was equal to an annualized rate of twenty-four one hundredths of one percent (0.24%) of the Fund's average daily net assets.

98804-R1017

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Short-Term Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.59%	[1]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	$ 738
Short-Term Bond Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.49%	[1]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	157
5 Years	rr_ExpenseExampleYear05	274
10 Years	rr_ExpenseExampleYear10	$ 616
Short-Term Bond Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.78%	[1]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	$ 966
Short-Term Bond Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.21%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	484
10 Years	rr_ExpenseExampleYear10	$ 1,148

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The Investment Adviser has agreed, through November 30, 2017, to make payments or waive management, administration, and other fees to limit the expenses of the R6 Shares so that the total annual operating expenses (excluding commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.39% of the R6 Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after November 30, 2017.